Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock based compensation	$ 485	$ 1,682
Total research and development expenses	1,178	2,061
Research and Development Expense [Member]
Salaries and related expenses	489	778
Subcontractors	499	947
Materials	1	55
Stock based compensation	43	158
Other expenses	14	123
Total research and development expenses	$ 1,178	$ 2,061